First Trust Low Duration Strategic Focus ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
First Trust Low Duration Strategic Focus ETF | First Trust Low Duration Strategic Focus ETF
Prospectus [Line Items]
Annual Return [Percent]	4.17%	6.60%	(5.27%)	(0.33%)	2.34%